Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net income	$ 19,663,429	$ 11,461,618	$ 36,545,871	$ 19,079,934
Other Comprehensive Income / (Loss):
Foreign currency translation (loss) / gain	114,006	(8,329)	117,260	(96,323)
Total Comprehensive Income	$ 19,777,435	$ 11,453,289	$ 36,663,131	$ 18,983,611